January 20, 2017

Supplement

SUPPLEMENT DATED JANUARY 20, 2017 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Morgan Stanley Global Fixed Income Opportunities Fund, dated February 29, 2016
Morgan Stanley Mortgage Securities Trust, dated February 29, 2016
Morgan Stanley Multi Cap Growth Trust, dated March 31, 2016, as supplemented on July 14, 2016
Morgan Stanley California Tax-Free Daily Income Trust, dated April 29, 2016 and June 24, 2016
Morgan Stanley New York Municipal Money Market Trust, dated April 29, 2016
Morgan Stanley Tax-Free Daily Income Trust, dated April 29, 2016 and June 24, 2016
Morgan Stanley U.S. Government Securities Trust, dated April 29, 2016
Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2016 and June 24, 2016
(each, a "Fund")

Patricia Maleski joined the Board of Trustees of each Fund as an Independent Trustee effective January 1, 2017. In addition, Ms. Maleski has been appointed to the Compliance and Insurance Committee, the Investment Committee and the Liquidity and Alternatives Sub-Committee of the Investment Committee of the Morgan Stanley Funds.

The following is hereby added as the last row in the section of each Fund's Statement of Additional Information entitled "Management of the Fund—Management Information—Independent Trustees":

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Patricia Maleski (56) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2017	Management Director, JPMorgan Asset Management (2013-2016); President, JPMorgan Funds (2010-2013), Chief Administrative Officer, JPMorgan Funds (2004-2010), Treasurer, JPMorgan Funds (2003-2004, 2008-2010), and Vice President and Board Liaison, JPMorgan Funds (2001-2004); Managing Director, JPMorgan Investment Management (2001-2013); Vice President of Finance, Pierpont Group (1996-2001); Vice President, Bank of New York (1995-1996); Senior Audit Manager, Price Waterhouse, LLP (1982-1995).	91	None.

The following is hereby added as the penultimate paragraph in the section of each Fund's Statement of Additional Information entitled "Management of the Fund—Management Information—Experience, Qualifications and Attributes":

Ms. Maleski has over 30 years of experience in the financial services industry and extensive experience with registered investment companies. Ms. Maleski began her career as a certified public accountant at Price Waterhouse LLP and was a member of PW's Investment Company Practice. After a brief stint at the Bank of New York, Ms. Maleski began her affiliation with the JPMorgan Funds, first at the Pierpont Group then from 2001 with JPMorgan Investment

Management (JPMIM). From 2001-2013, Ms. Maleski held roles with increasing responsibilities, from Vice President and Board Liaison, Treasurer and Principal Financial Officer, Chief Administrative Officer and finally President and Principal Executive Officer for the JPMorgan Fund Complex. Between 2013 and 2016, Ms. Maleski served as Global Head of Oversight and Control of JPMorgan Asset Management and then as Head of JPMorgan Chase's Fiduciary and Conflicts of Interest Program. Ms. Maleski has extensive experience in the management and operation of funds in addition to regulatory and accounting and valuation matters.

The row of the table in each Fund's Statement of Additional Information entitled "Management of the Fund—Management Information—Executive Officers" with respect to Ms. Stefanie Chang Yu is hereby deleted and replaced with the following:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Timothy J. Knierim (57) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 2016

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since December 2016) and Chief Compliance Officer of Morgan Stanley AIP GP LP (since 2014). Formerly, Managing Director and Deputy Chief Compliance Officer of the Adviser (2014-2016); and formerly, Chief Compliance Officer of Prudential Investment Management, Inc. (2007-2014).

The first paragraph in each Fund's Statement of Additional Information entitled "Management of the Fund—Management Information—Executive Officers" following the table is hereby deleted and replaced with the following:

In addition, the following individuals who are officers of the Adviser or its affiliates serve as assistant secretaries of the Fund: Daniel E. Burton and Francesca Mead.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.